Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total net sales	$ 551,102,000	$ 572,458,000	$ 627,598,000
Cost of revenues
Total cost of sales	323,816,000	315,642,000	360,574,000
Gross profit	227,286,000	256,816,000	267,024,000
Operating expenses
Research and development, net	77,304,000	99,142,000	94,425,000
Selling, general and administrative	222,471,000	243,335,000	260,179,000
Total operating expenses	299,775,000	342,477,000	354,604,000
Operating loss	(72,489,000)	(85,661,000)	(87,580,000)
Financial income (expenses), net	10,386,000	1,676,000	2,993,000
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	(62,103,000)	(83,985,000)	(84,587,000)
Income tax benefit (expenses)	3,082,000	2,973,000	5,782,000
Share in net profits (losses) of associated companies	39,100,000	33,325,000	32,705,000
Net loss	$ (104,285,000)	$ (120,283,000)	$ (123,074,000)
Earnings Per Share, Basic	$ (1.28)	$ (1.70)	$ (1.79)
Weighted average shares outstanding - basic and diluted (in Shares)	81,602,000	70,858,000	68,666,000
Comprehensive Loss
Net loss	$ (104,285,000)	$ (120,283,000)	$ (123,074,000)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	7,365,000	(4,069,000)	3,650,000
Unrealized gains (losses) on derivatives designated as cash flow hedge	(5,531,000)	3,117,000	2,089,000
Other comprehensive income (loss)	1,834,000	(952,000)	5,739,000
Comprehensive loss	(102,451,000)	(121,235,000)	(117,335,000)
Products
Revenues
Total net sales	380,269,000	391,917,000	433,741,000
Cost of revenues
Total cost of sales	206,475,000	197,807,000	226,510,000
Services
Revenues
Total net sales	170,833,000	180,541,000	193,857,000
Cost of revenues
Total cost of sales	$ 117,341,000	$ 117,835,000	$ 134,064,000